TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade Receivables And Other Current Assets
Trade receivable	€ 786	€ 1,342